Long-Term Debt - Debt Agreements (Table) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total long-term debt	$ 230,778,738	$ 180,114,926
(a) Commerzbank AG (August 12, 2011)
Debt Instrument [Line Items]
Total long-term debt	43,375,000	47,550,000
(b) Unicredit Bank AG (November 19, 2007)
Debt Instrument [Line Items]
Total long-term debt	14,606,500	22,587,000
(c) Bank of Scotland Plc (December 4, 2007)
Debt Instrument [Line Items]
Total long-term debt	0	33,616,864
(d) Bank of Ireland (March 30, 2009)
Debt Instrument [Line Items]
Total long-term debt	8,350,000	13,400,000
(e-1) HSH Nordbank AG (July 31, 2008)
Debt Instrument [Line Items]
Total long-term debt	0	20,625,000
(e-2) HSH Nordbank AG (April 4, 2014)
Debt Instrument [Line Items]
Total long-term debt	46,713,600	0
(f) HSBC Bank Plc (July 2, 2010)
Debt Instrument [Line Items]
Total long-term debt	14,460,000	16,800,000
(g-1) Nordea Bank Finland Plc (May 5, 2011)
Debt Instrument [Line Items]
Total long-term debt	0	25,536,062
(g-2) Nordea Bank Finland Plc (May 6, 2014)
Debt Instrument [Line Items]
Total long-term debt	78,273,638	0
(h) Senior unsecured notes due 2021
Debt Instrument [Line Items]
Total long-term debt	$ 25,000,000	$ 0